Taxation	12 Months Ended
Mar. 31, 2026
Taxes Payable [Abstract]
Taxation

15 TAXATION

(a)
Value-added tax (“VAT”) and surcharges

During the years presented, the Group is subject to statutory VAT rate of 6% for revenues from technology services, marketing services, commissions, financing solutions and other services and 13% for online direct sales. The entities within the Group, which are qualified for small scale taxpayers, are subject to statutory VAT rate of 3%.

The Group is also subject to cultural undertaking development fees at the rate of 3% on advertising revenues, which are part of revenues from marketing services in PRC. The cultural undertaking development fees are recorded in the cost of revenues in the Consolidated Operations and Comprehensive (Loss)/Income.

The Group is also subject to urban construction tax at the rate of 1% or 7%, education surcharges at the rate of 3%, local education surcharges at the rate of 2% and other surcharges on VAT payments to the tax authorities according to PRC tax law, which are recorded in the cost of revenues in the Consolidated Operations and Comprehensive (Loss)/Income.

(b)
Income taxes benefits/(expenses)

Composition of income tax benefits/(expenses)

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Current income tax expense	(137)	(839)	(6,129)
Deferred income tax benefit	1,755	—	—
Total income tax benefit/(expense)	1,618	(839)	(6,129)

Cayman Islands (“Cayman”)

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to a two-tiered profits tax rates regime. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT Law became effective on January 1, 2008. Under the new CIT Law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” (“HNTE”). The HNTE certificate of Hangzhou Shiqu was renewed in 2022 and 2025 respectively, thus was valid from 2022 to 2027. The HNTE certificate of Ruisha Technology and Hangzhou Juangua was renewed in 2024 and is valid from 2024 to 2026. The latest HNTE certificate of Hangzhou Juandou Network Co., Ltd. (“Hangzhou Juandou”) and Lishuijuanfu Network and Technology Co., Ltd. (“Lishui Juanfu”) was effective since 2021 and has expired in 2024 without renewal of the certificate.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2023 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 100% of qualified research and development expenses can only be claimed directly in the annual CIT filing and subject to the approval from the relevant tax authorities.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended March 31, 2024, 2025 and 2026, some PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

PRC withholding tax on dividends

The New CIT Law provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Double Tax Arrangement between Mainland China and Hong Kong Special Administrative Region, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Administration of Taxation (“SAT”) further promulgated Circular [2009] 601 and SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status.

To the extent that the consolidated VIEs and the VIEs’ subsidiaries have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings. As of March 31, 2025 and 2026, the Company did not record any withholding tax on the retained earnings of its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries in the PRC as they were still in accumulated deficit position.

The components of (loss)/income before tax are as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
(Loss)/income before tax
(Loss)/income from PRC entities	(51,949)	(51,527)	4,100
(Loss)/income from Cayman Islands and Hong Kong entities	(16,628)	(8,207)	5,249
Total (Loss)/income before tax	(68,577)	(59,734)	9,349

The income tax benefit/(expense) consists of the following:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Current income tax expense
PRC	(137)	(772)	(5,715)
Hong Kong	—	(67)	(414)
Cayman	—	—	—
Total current income tax expense	(137)	(839)	(6,129)

Deferred income tax benefit
PRC	1,755	—	—
Hong Kong	—	—	—
Cayman	—	—	—
Total deferred income tax benefit	1,755	—	—

Total income tax benefit/(expense)
PRC	1,618	(772)	(5,715)
Hong Kong	—	(67)	(414)
Cayman	—	—	—
Total income tax benefit/(expense)	1,618	(839)	(6,129)

The reconciliation of the differences between the PRC statutory tax rate of 25% and the effective tax rate for the years ended March 31, 2024 and March 31, 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the year ended March 31,
	2024	2025
PRC Statutory tax rate	25%	25%
Difference in EIT rates of certain subsidiaries	-11%	-24%
Permanent book – tax difference	-8%	-4%
Additional deduction for research and development expenditures	6%	5%
Effect of change on tax rate	-5%	0%
Changes in valuation allowance	-5%	-3%
Effective tax rate	2%	-1%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (aj), newly adopted accounting standard updates, the reconciliation of taxes at the PRC statutory rate to provision for income taxes for the year ended March 31, 2026 was as follows:

	For the year ended March 31, 2026
	RMB	%
Income before income tax	9,349	100%
PRC statutory income tax rate		25%
Computed income tax expense with PRC statutory income tax rate	(2,338)	25%
Domestic tax effects
Additional deduction of qualified R&D expenditures	4,572	-49%
Non-deductible entertainment expense	(263)	3%
Changes in valuation allowance	66,052	-705%
Changes in tax rates enacted in the current period	(54,792)	586%
Non-taxable deconsolidation gain	5,500	-59%
Deconsolidation	(1,302)	14%
Preferential tax rate	(4,206)	45%
Expired NOL	(19,546)	209%
Other adjustments	(8)	0%
Foreign tax effects
Hong Kong
- Statutory tax rate diﬀerence between Hong Kong and PRC	367	-4%
- Preferential tax rate	148	-2%
- Changes in valuation allowances	(548)	6%
Cayman
- Statutory tax rate diﬀerence between Cayman and PRC	235	-3%
Effective tax rate	(6,129)	66%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (aj), newly adopted accounting standard updates, cash paid for income taxes, during the years ended March 31, 2024, 2025 and 2026 were as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
PRC entities	(7,470)	(61)	(17)
Cayman Islands and Hong Kong entities	—	—	—
Total	(7,470)	(61)	(17)

(c)
Deferred tax assets

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	104,326	47,216
- Carryforwards of un-deducted advertising expenses	321,372	319,310
- Provision of credit losses	3,298	3,169
- Accruals and other liabilities	4,729	1,912
- Impairment of available-for-sale investments	2,031	440
- Impairment of long-lived assets	4,488	2,693
Less: Valuation allowance	(440,244)	(374,740)
Net deferred tax assets	—	—

According to PRC tax regulations, the PRC enterprise's net operating loss can be generally carried forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future. As of March 31, 2026, the Group had net operating loss carry forwards of approximately RMB382,446 which mainly arose from the subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries established in the PRC. The loss carry forwards from PRC entities will expire in the calendar year 2026 through 2036, if not utilized. Other than the expiration, there are no other limitations or restrictions upon Group’s ability to use these operating losses carry forwards. There is no expiration for the advertising expenses carryforwards.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, the Group has considered the Group’s history of losses and the uncertainty regarding the future profitability and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of March 31, 2026 and 2025, a full valuation allowance of RMB374,740 and RMB440,244 has been established respectively.

Movement of valuation allowance

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at beginning of the period	468,587	458,960	440,244
Addition	1,653	20,422	12,152
Deconsolidation	—	—	(1,302)
Change on tax rate	3,710	865	(53,680)
Written off for expiration of net operating losses	(4,371)	(23,864)	(19,546)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(10,619)	(16,139)	(3,128)
Balance at end of the period	458,960	440,244	374,740

Uncertain tax positions

For the year ended March 31, 2023, and as a result of information obtained through an ongoing tax examination regarding one of the Company’s PRC subsidiaries for the period from January 1, 2019 to December 31, 2021, the Group updated its estimate of the realizable benefit of an uncertain tax position that had originally been expected to be fully sustained through examination. As a result, a reserve related to an uncertain tax position of RMB6,680, including interest of RMB2,447, was recorded for the year ended March 31, 2023. For the year ended March 31, 2024, the Group settled the uncertain tax position with cash payments of RMB6,666, including interest of RMB2,432, based on the final tax examination result.

As of March 31, 2025 and 2026, the Group did not record any reserves for uncertain tax positions. For the years ended March 31, 2024, 2025 and 2026, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2020 through 2025 remain subject to the review by the relevant PRC tax authorities.